Debt - Additional Information (Details) - USD ($)			9 Months Ended		12 Months Ended
	Aug. 18, 2021	May 09, 2020	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	May 31, 2022	Oct. 31, 2021
Debt Instrument [Line Items]
Interest payable current			$ 167,000		$ 168,000	$ 77,000
Debt instrument, extended maturity date	Feb. 01, 2026
Long-term debt, net of debt issuance costs			7,721,000		10,348,000	9,505,000
PPP Loan | Celtic Bank Corporation
Debt Instrument [Line Items]
Long term debt stated interest rate percentage		1.00%
Gain on loan forgiveness		$ 647,000
Proceeds from notes payable		$ 640,000
Long term debt moratorium period		10 months
Long term debt term		2 years
Secured Debt | Hercules Capital Inc
Debt Instrument [Line Items]
Debt instrument, interest rate	3.25%
Accrued interest					168,000	77,000
Interest payable current			167,000		168,000
Debt instrument, frequency of principal and interest payment	monthly
Debt issuance costs	$ 518,000
Amortization expense			$ 285,000	$ 281,000	$ 376,000	23,000
Debt instrument maturity date	Aug. 01, 2025
Debt instrument interest only payments maturity date	Mar. 01, 2023
Debt instrument, interest rate terms			The outstanding principal bears interest at the greater of (a) 8.95% or (b) 8.95% plus the prime rate minus 3.25%.		The outstanding principal bears interest at the greater of (a) 8.95% or (b) 8.95% plus the prime rate minus 3.25%.
Repayments of debt	$ 893,000
Percentage of outstanding principal upon repayment of the loan	5.95%
Proceeds from equity financing	$ 40,000,000
Debt instrument, face amount	$ 50,000,000						$ 5,000,000
Long-term debt, net of debt issuance costs			$ 14,300,000		$ 14,900,000	$ 9,500,000
Long term debt variable interest rate percentage	8.95%		14.20%		13.20%	8.95%
Long term debt base rate percentage	8.95%
Secured Debt | Hercules Capital Inc | Previously Reported
Debt Instrument [Line Items]
Long-term debt, net of debt issuance costs					$ 10,300,000
Secured Debt | Tranche One | Hercules Capital Inc
Debt Instrument [Line Items]
Debt instrument, face amount	$ 15,000,000
Secured Debt | Tranche Two | Hercules Capital Inc
Debt Instrument [Line Items]
Debt instrument, face amount	10,000,000
Secured Debt | Tranche Three | Hercules Capital Inc
Debt Instrument [Line Items]
Debt instrument, face amount	10,000,000
Secured Debt | Tranche Four | Hercules Capital Inc
Debt Instrument [Line Items]
Debt instrument, face amount	$ 15,000,000
Secured Debt | Tranche Five | Hercules Capital Inc
Debt Instrument [Line Items]
Debt instrument, face amount								$ 10,000,000